Offerings	12 Months Ended
Dec. 31, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 21,562,500
Amount of Registration Fee	$ 2,977.78
Offering Note
(1)

This Registration Statement also covers the resale under a separate resale prospectus (the “Resale Prospectus”) by selling stockholders of the Registrant of 925,142 shares of common stock previously issued to the selling stockholders as named in the Resale Prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 4,625,710
Amount of Registration Fee	$ 638.81
Offering Note
(2)	Includes the shares of common stock that the underwriters have the option to purchase to cover any over-allotments.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, Underlying Representatives Warrants
Maximum Aggregate Offering Price	$ 1,886,719
Amount of Registration Fee	$ 260.56
Offering Note
(3)	$5,559.44 of the registration fee was previously paid based on the registration fee rate then in effect at the time of that filing, pursuant to Rule 457(o).

(4)

The Registrant ’s initial filing of this Registration Statement on January 17, 2024 (the “Original Form S-1”) registered the number of shares of common stock for an aggregate offering price of $19,997,068 under Rule 457(o). Subsequent amendments to the Original Form S-1, including the Form S-1/A and post-effective amendments No. 1 through No. 4, registered additional or revised securities for aggregate offering prices as set forth in the respective Exhibit 107 filed with each such amendment. This post-effective amendment No. 5 (the “POS AM #5”) is registering the number of shares of common stock for an aggregate offering price of $28,074,929, including (i) the number of shares of common stock for a proposed maximum aggregate offering price of $21,562,500 as offered by the Registrant, (ii) 925,142 shares of common stock offered by the selling stockholders for a proposed maximum aggregate offering price of $4,625,710; and (iii) the number of shares of common stock underlying the Representative’s Warrant for a proposed maximum aggregate offering price of $1,886,719. Pursuant to Rule 457(o), since the maximum aggregate offering price under the POS AM #5 does not increase the maximum aggregate offering price on which fees were previously paid, the Registrant recalculated the filing fees, and no additional registration fee was required to be paid at the time of the filing of POS AM #5.